SCHEDULE OF UNBILLED RECEIVABLES, NET (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Unbilled Receivables Net
Revenue recognized in excess of amounts paid or billed (account receivable) to the Group	$ 44,846,445	¥ 309,350,780		¥ 246,333,632
Less: allowance for credit loss	(791,099)	(5,457,002)	$ (618,664)	(4,267,547)	¥ (2,292,498)
Total	$ 44,055,346	¥ 303,893,778		¥ 242,066,085